Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 27,017	$ 27,323
Total assets	115,411	107,860
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	99	233
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 26,918	$ 27,090